Condensed Financial Information of the Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash (used in)/generated from operating activities	¥ (41,686)	$ (5,711)	¥ 9,727	¥ (934)
Net cash used in investing activities	(589,153)	(80,714)	(535,395)	(334,647)
Net cash (used in)/generated from financing activities	531,922	72,873	464,166	(26,757)
Effect of foreign exchange rate changes, net	9,311	1,276	1,581	35,152
Net decrease in cash and cash equivalents	¥ (89,606)	$ (12,276)	¥ (59,921)	¥ (327,186)